UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 2.3%
Autoliv Inc.	215,000	$12,162,550
Tenneco Inc.	403,000	11,803,870	*

Total Auto Components		23,966,420

Hotels, Restaurants & Leisure - 0.9%
Wynn Resorts Ltd.	105,000	9,843,750

Household Durables - 7.7%
Jarden Corp.	425,000	19,210,000
Mohawk Industries Inc.	249,000	16,541,070	*
NVR Inc.	18,000	13,931,640	*
Toll Brothers Inc.	513,000	14,964,210	*
Whirlpool Corp.	240,000	16,214,400

Total Household Durables		80,861,320

Specialty Retail - 6.6%
Jos. A. Bank Clothiers Inc.	450,000	19,017,000	*
Ross Stores Inc.	270,000	17,938,800
Signet Jewelers Ltd.	450,000	19,764,000
Tractor Supply Co.	148,000	13,448,760

Total Specialty Retail		70,168,560

TOTAL CONSUMER DISCRETIONARY		184,840,050

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	325,000	19,314,750

Household Products - 1.6%
Energizer Holdings Inc.	220,000	17,109,400	*

TOTAL CONSUMER STAPLES		36,424,150

ENERGY - 7.5%
Energy Equipment & Services - 3.4%
Noble Corp.	450,000	16,650,000	*
Oil States International Inc.	263,000	19,120,100	*

Total Energy Equipment & Services		35,770,100

Oil, Gas & Consumable Fuels - 4.1%
Peabody Energy Corp.	460,000	9,604,800
Pioneer Natural Resources Co.	205,000	18,169,150
Whiting Petroleum Corp.	391,000	15,796,400	*

Total Oil, Gas & Consumable Fuels		43,570,350

TOTAL ENERGY		79,340,450

FINANCIALS - 19.5%
Capital Markets - 5.1%
Invesco Ltd.	675,000	14,937,750
Lazard Ltd., Class A	650,000	17,452,500
Och-Ziff Capital Management Group LLC	977,000	7,083,250
TD Ameritrade Holding Corp.	874,000	13,914,080

Total Capital Markets		53,387,580

Commercial Banks - 6.7%
CIT Group Inc.	480,000	17,529,600	*
M&T Bank Corp.	197,000	16,910,480
Signature Bank	271,000	17,479,500	*
SunTrust Banks Inc.	789,000	18,659,850

Total Commercial Banks		70,579,430

Diversified Financial Services - 1.7%
Moody’s Corp.	450,000	18,238,500

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Insurance - 3.3%
Arch Capital Group Ltd.	480,000	$18,624,000	*
Axis Capital Holdings Ltd.	500,000	16,430,000

Total Insurance		35,054,000

Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	224,000	16,459,520
Health Care REIT Inc.	197,000	12,259,310

Total Real Estate Investment Trusts (REITs)		28,718,830

TOTAL FINANCIALS		205,978,340

HEALTH CARE - 9.7%
Biotechnology - 1.9%
Onyx Pharmaceuticals Inc.	265,000	19,867,050	*

Health Care Equipment & Supplies - 1.2%
Cooper Cos. Inc.	175,000	13,170,500

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	425,000	16,872,500
Magellan Health Services Inc.	300,000	14,460,000	*
Mednax Inc.	293,000	19,376,090	*

Total Health Care Providers & Services		50,708,590

Pharmaceuticals - 1.8%
Elan Corp. PLC, ADR	325,000	3,753,750	*
Warner Chilcott PLC, Class A Shares	900,000	15,300,000	*

Total Pharmaceuticals		19,053,750

TOTAL HEALTH CARE		102,799,890

INDUSTRIALS - 15.7%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	305,000	9,140,850

Air Freight & Logistics - 0.6%
UTI Worldwide Inc.	475,000	6,293,750

Airlines - 1.1%
Allegiant Travel Co.	160,000	11,369,600	*

Commercial Services & Supplies - 2.0%
Cintas Corp.	533,000	21,122,790

Construction & Engineering - 1.1%
Quanta Services Inc.	523,000	12,023,770	*

Electrical Equipment - 2.8%
EnerSys	465,000	15,879,750	*
Rockwell Automation Inc.	200,000	13,472,000

Total Electrical Equipment		29,351,750

Machinery - 5.5%
CNH Global NV	480,500	18,316,660	*
Joy Global Inc.	242,000	12,569,480
Lincoln Electric Holdings Inc.	300,000	11,964,000
Parker Hannifin Corp.	192,940	15,496,941

Total Machinery		58,347,081

Professional Services - 1.7%
Equifax Inc.	385,000	18,033,400

TOTAL INDUSTRIALS		165,682,991

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.8%
F5 Networks Inc.	90,000	8,404,200	*

Computers & Peripherals - 1.2%
Seagate Technology PLC	430,000	12,908,600

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY			SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.5%
Agilent Technologies Inc.			400,000	$15,316,000
Elster Group SE, ADR			525,000	10,720,500	*

Total Electronic Equipment, Instruments & Components				26,036,500

Internet Software & Services - 0.7%
Monster Worldwide Inc.			1,102,000	7,989,500	*

IT Services - 2.3%
MAXIMUS, Inc.			143,370	7,240,185
VeriFone Holdings Inc.			465,000	16,874,850	*

Total IT Services				24,115,035

Semiconductors & Semiconductor Equipment - 3.9%
Avago Technologies Ltd.			450,000	16,650,000
Cymer Inc.			217,990	12,471,208	*
Xilinx Inc.			369,000	11,955,600

Total Semiconductors & Semiconductor Equipment				41,076,808

Software - 5.6%
Amdocs Ltd.			691,000	20,557,250	*
Autodesk Inc.			340,000	11,532,800	*
Check Point Software Technologies Ltd.			310,000	15,056,700	*
Nuance Communications Inc.			592,000	12,047,200	*

Total Software				59,193,950

TOTAL INFORMATION TECHNOLOGY				179,724,593

MATERIALS - 4.6%
Chemicals - 1.5%
Rockwood Holdings Inc.			366,000	16,184,520

Containers & Packaging - 3.1%
Crown Holdings Inc.			592,000	21,252,800	*
Sealed Air Corp.			715,000	11,583,000

Total Containers & Packaging				32,835,800

TOTAL MATERIALS				49,020,320

UTILITIES - 3.6%
Electric Utilities - 1.2%
NV Energy Inc.			666,000	12,181,140

Multi-Utilities - 2.4%
Sempra Energy			187,000	13,166,670
Wisconsin Energy Corp.			306,000	12,466,440

Total Multi-Utilities				25,633,110

TOTAL UTILITIES				37,814,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $928,440,364)				1,041,625,034

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $17,824,089; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value - $18,180,490) (Cost - $17,824,000)	0.180%	8/1/12	$17,824,000	17,824,000

TOTAL INVESTMENTS - 100.3% (Cost - $946,264,364#)				1,059,449,034
Liabilities in Excess of Other Assets - (0.3)%				(2,940,000)

TOTAL NET ASSETS - 100.0%				$1,056,509,034

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$1,041,625,034	—	—	$1,041,625,034

Short-term investments†	—	$17,824,000	—	17,824,000

Total investments	$1,041,625,034	$17,824,000	—	$1,059,449,034

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks
Balance as of October 31, 2011	$0	*
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2012	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2012	—

The Fund’s Policy is to recognize transfer between levels as of the end of the reporting period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a

Notes to Schedule of Investments (unaudited) (continued)

loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$181,150,338
Gross unrealized depreciation	(67,965,668)

Net unrealized appreciation	$113,184,670

During the period ended July 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2011	2,100	$285,394
Options written	—	—
Options exercised	—	—
Options exercised	(500)	(150,997)
Options expired	(1,600)	(134,397)

Written options, outstanding as of July 31, 2012	—	—

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$41,300

†	At July 31, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012